Exhibit 99.1

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

Collection Period Start	1-Apr-24	Distribution Date	15-May-24
Collection Period End	30-Apr-24	30/360 Days	30
Beg. of Interest Period	15-Apr-24	Actual/360 Days	30
End of Interest Period	15-May-24

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,383,647,800.02	896,196,867.90	827,386,316.12	0.5979747
Total Securities		1,383,647,800.02	896,196,867.90	827,386,316.12	0.5979747
Class A-1 Notes	4.968000%	187,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	5.100000%	305,000,000.00	78,734,483.22	26,914,191.14	0.0882432
Class A-2b Notes	5.960020%	100,000,000.00	25,814,584.66	8,824,324.96	0.0882432
Class A-3 Notes	4.910000%	405,000,000.00	405,000,000.00	405,000,000.00	1.0000000
Class A-4 Notes	4.800000%	103,000,000.00	103,000,000.00	103,000,000.00	1.0000000
Certificates	0.000000%	283,647,800.02	283,647,800.02	283,647,800.02	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	51,820,292.08	334,621.55	169.9025970	1.0971198
Class A-2b Notes	16,990,259.70	128,212.87	169.9025970	1.2821287
Class A-3 Notes	0.00	1,657,125.00	0.0000000	4.0916667
Class A-4 Notes	0.00	412,000.00	0.0000000	4.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	68,810,551.78	2,531,959.42

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					12,210,791.69
Monthly Interest					5,157,704.71

Total Monthly Payments					17,368,496.40
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					580,982.82
Aggregate Sales Proceeds Advance					13,300,845.50

Total Advances					13,881,828.32
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					55,256,686.74
Excess Wear and Tear and Excess Mileage					159,160.24
Remaining Payoffs					0.00
Net Insurance Proceeds					1,092,080.77
Residual Value Surplus					566,055.72

Total Collections					88,324,308.19

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		9,540,453.00			389
Involuntary Repossession		434,770.00			19
Voluntary Repossession		333,223.00			16
Full Termination		4,876,216.00			186
Bankruptcty		—			—
Insurance Payoff			1,077,613.36		46
Customer Payoff				3,765,714.40	208
Grounding Dealer Payoff				36,248,702.96	1,897
Dealer Purchase				—	—

Total		15,184,662.00	1,077,613.36	40,014,417.36	2,761

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,772	997,933,685.60	7.00000%	896,196,867.90
Total Depreciation Received		(11,413,401.93)		(11,728,221.87)
Principal Amount of Gross Losses	(113)	(2,801,591.44)		(2,527,654.95)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(228)	(6,714,016.82)		(5,994,793.23)
Scheduled Terminations	(2,528)	(51,460,548.02)		(48,559,881.73)

Pool Balance - End of Period	36,903	925,544,127.39		827,386,316.12
Remaining Pool Balance
Lease Payment				171,457,836.43
Residual Value				655,928,479.69

Total				827,386,316.12

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	88,324,308.19
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	88,324,308.19
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	922,925.52
3. Reimbursement of Sales Proceeds Advance	10,484,726.04
4. Servicing Fee:
Servicing Fee Due	746,830.72
Servicing Fee Paid	746,830.72
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	12,154,482.28
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	334,621.55
Class A-2a Notes Monthly Interest Paid	334,621.55
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	128,212.87
Class A-2b Notes Monthly Interest Paid	128,212.87
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,657,125.00
Class A-3 Notes Monthly Interest Paid	1,657,125.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	412,000.00
Class A-4 Notes Monthly Interest Paid	412,000.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,531,959.42
Total Note and Certificate Monthly Interest Paid	2,531,959.42
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	73,637,866.49
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	68,810,551.78
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	68,810,551.78
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,827,314.71

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,534,591.20
Required Reserve Account Amount			33,993,710.70
Beginning Reserve Account Balance			33,993,710.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			33,993,710.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,827,314.71
Gross Reserve Account Balance			38,821,025.41
Remaining Available Collections Released to Seller			4,827,314.71
Total Ending Reserve Account Balance			33,993,710.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.54
Monthly Prepayment Speed			2%
Lifetime Prepayment Speed			86%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,033,926.87
Securitization Value of Defaulted Receivables and Casualty Receivables		2,527,654.95	113
Aggregate Defaulted and Casualty Gain (Loss)		(493,728.08)
Pool Balance at Beginning of Collection Period		896,196,867.90
Net Loss Ratio
Current Collection Period		-0.0551%
Preceding Collection Period		-0.0271%
Second Preceding Collection Period		0.0077%
Third Preceding Collection Period		-0.0246%
Cumulative Net Losses for all Periods		-0.0083%	(114,332.88)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.93%	8,348,977.97	355
61-90 Days Delinquent	0.18%	1,576,603.71	69
91-120 Days Delinquent	0.05%	454,140.19	20
More than 120 Days	0.00%	44,785.56	2

Total Delinquent Receivables:	1.16%	10,424,507.43	446

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.23%	0.23%
Preceding Collection Period		0.34%	0.33%
Second Preceding Collection Period		0.32%	0.30%
Third Preceding Collection Period		0.38%	0.36%
60 Day Delinquent Receivables		2,458,663.75
Delinquency Percentage		0.27%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		14,416,669.00	575
Securitization Value		14,861,318.47	575

Aggregate Residual Value Surplus (Loss)		(444,649.47)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		55,583,644.20	2,218
Cumulative Securitization Value		57,054,079.75	2,218

Cumulative Residual Value Surplus (Loss)		(1,470,435.55)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			15,294,152.28
Reimbursement of Outstanding Advance			10,484,726.04
Additional Advances for current period			13,300,845.50

Ending Balance of Residual Advance			18,110,271.74

Beginning Balance of Payment Advance			2,082,787.86
Reimbursement of Outstanding Payment Advance			922,925.52
Additional Payment Advances for current period			580,982.82

Ending Balance of Payment Advance			1,740,845.16

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 18, 2023 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.